Profit/(loss)	12 Months Ended
Dec. 31, 2024
Profit (loss) [abstract]
Disclosure of profit loss explanatory [Text Block]
SECTION 2: PROFIT/(LOSS) FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
This section comprises the notes relating to profit/(loss) for the years ended December 31, 2025, 2024 and 2023.
For the year ended December 31, 2025:
Net profit for the year reached EUR 888 million on the back of the positive one-off impacts related to the divestment transactions executed during the year, as mentioned in Note 1.1.4, highlighting the positive impact of the 50% stake in AGS (EUR 272 million). Excluding these one-off effects, the positive operating performance compared to the previous year on the back of higher revenues and EBIT in the Construction and Highways is also worth mentioning.
For the year ended December 31, 2024:
Net profit for the year reached EUR 3,239 million on the back of the positive one-off impacts related to the divestment transactions executed during the year, as mentioned in Note 1.1.4, highlighting the positive impact of the 19.75% stake in Heathrow Airports Holdings (EUR 2.570 million), the 5% stake in IRB Infrastructure Developers (EUR 116 million) and the 24% stake in Grupo Serveo (EUR 32 million). Excluding this one-off effect, it also worth mentioning the net income improvement compared to the previous year on the back of the positive operational performance in Highways business in the US and Canada due to higher traffic and toll rates, as well as the Construction Division’s results.
For the year ended December 31, 2023:
Net profit for the year reached EUR 341 million thanks to traffic and revenue per transaction growth in the Highways business in the US, as well as by the Construction business' results, particularly the contributions from the businesses in Spain and Poland (Budimex).
Also noteworthy is the sale of the Azores highway in Portugal (EUR 41 million) and the positive impact of financial derivatives (EUR 43 million), highlighting the impact of equity swaps due to the positive performance of the Company's shares and the positive variation in Autema highway's interest rate swaps.